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Aberdeen U.S. High Yield Bond Fund | Aberdeen U.S. High Yield Bond Fund
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ABERDEEN FUNDS

Aberdeen U.S. High Yield Bond Fund
(the "Fund")

Supplement to the Fund's Statutory Prospectus
dated February 25, 2013, as supplemented to date

The following replaces the first three paragraphs in the section entitled, "Summary–Aberdeen U.S. High Yield Bond Fund–Principal Strategies" of the Fund's Statutory prospectus:

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As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds of U.S. issuers that are, at the time of investment, below investment grade (sometimes referred to as "junk bonds" or high yield securities). For purposes of the 80% policy, an issuer is considered a U.S. issuer if it: (a) is domiciled in the U.S.; (b) conducts a majority of its business in the U.S.; or (c) is listed in the Bank of America Merrill Lynch US High Yield Index ("BoA ML US HY Index") at the time of purchase, or will be listed in the BoA ML US HY Index. The BoA ML US HY Index includes issuers that are organized and operating within and outside of the U.S. if they publicly issue U.S. dollar denominated below investment grade corporate debt. As a result, in calculating the 80% policy, the Fund may invest in both U.S. and foreign companies that issue U.S. dollar denominated debt securities. For purposes of the 80% policy, below investment grade bonds include, but are not limited to, convertible and non-convertible corporate and non-corporate debt securities (such as government bonds and structured finance securities), privately placed securities (which are securities sold directly in a negotiated sale to institutional or private investors rather than a public offering such as privately placed bonds), fixed and floating rate bonds, zero-coupon and discount bonds, debentures, notes, certificates of deposit, banker's acceptances, bills of exchange, asset-backed securities and bank loans. A bond is considered below investment grade if rated to below investment grade by Moody's Investors Services, Inc. ("Moody's") (below Baa3), Standard & Poor's Rating Services ("S&P") (below BBB-), or Fitch, Inc. ("Fitch") (below BBB-) or, if unrated, determined by Aberdeen Asset Management Inc. (the "Adviser") to be of comparable quality. In the event that a security receives different ratings from different nationally recognized statistical rating organizations ("NRSROs"), the Adviser will treat the security as being rated in the lowest rating category received from an NRSRO. The Fund's investments may include securities not paying interest currently and securities in default following purchase.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. High Yield Bond Fund.

The Fund may invest up to 20% of its net assets in debt securities denominated in foreign currency, including emerging market countries.

Please retain this Supplement for future reference.

This Supplement is dated March 28, 2013.